SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 21, 2023	Jun. 21, 2023 USD ($) shares	Oct. 21, 2022	Jun. 30, 2023 shares	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) Integer	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Cash and cash equivalents in bank deposit									$ 250,000
Fair value of contingent consideration										$ 12,098,475
Gain in the change in fair value of contingent consideration								$ (10,698,475)	(10,698,475)	564,303
Aggregate cash payment agreed to pay		$ (229,000)
Allowance for credit losses									41,854	19,394
General and administrative expenses									50,823	75,126
Goodwill					8,973,501		8,973,501		8,973,501	8,973,501
Impairment loss of consolidated statements of operations										3,667,000
Impairment of goodwill										11,872,332
Total shipping and handling									128,000	72,000
Total shipping and handling costs included in distribution costs									1,016,716	525,000
Advertising and promotional expense									$ 728,000	1,178,000
Deferred offering costs												$ 214,647
Deferred offering costs											$ 367,696
Number of reportable segments | Integer									1
Short term leases									12 months
Determined allowance for expected credit loss									$ 48,326
Stockholders' Equity, Reverse Stock Split	one-for-25		one-for-100
Cash, FDIC Insured Amount									250,000
Accounts Receivable, Allowance for Credit Loss, Current					51,552		51,552		41,854
Impairment of Intangible Assets (Excluding Goodwill)					600,000		600,000
Trade Names [Member]
Property, Plant and Equipment [Line Items]
Impairment loss of indefinite-lived intangible assets									0
Goodwill									3,158,123
Impairment of Intangible Assets (Excluding Goodwill)										$ 2,182,000
Software Development [Member]
Property, Plant and Equipment [Line Items]
Lease life or expected life									3 years	3 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Fair value of the derivative liability										29 days
Minimum [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Lease life or expected life									3 years
Minimum [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Fair value of the derivative liability										70.9
Minimum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Fair value of the derivative liability										2.71
Maximum [Member]
Property, Plant and Equipment [Line Items]
Fair value of the derivative liability										7 months 13 days
Maximum [Member] | Property, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Lease life or expected life									10 years
Maximum [Member] | Measurement Input, Price Volatility [Member]
Property, Plant and Equipment [Line Items]
Fair value of the derivative liability										96.7
Maximum [Member] | Measurement Input, Risk Free Interest Rate [Member]
Property, Plant and Equipment [Line Items]
Fair value of the derivative liability										3.74
Bailey [Member]
Property, Plant and Equipment [Line Items]
Fair value of contingent consideration										$ 10,698,475
Goodwill					$ 3,158,123		$ 3,158,123		$ 3,158,123	$ 3,158,123
Norwest Venture Partners XI, LP and Norwest Venture Partners XII, LP [Member] | Bailey [Member]
Property, Plant and Equipment [Line Items]
Fair value of contingent consideration		0
Gain in the change in fair value of contingent consideration		$ 10,698,475
Percentage of membership interest transferred		100.00%
D.Jones Tailored Collection Ltd [Member] | HJ Settlement Agreement [Member]
Property, Plant and Equipment [Line Items]
Gain in the change in fair value of contingent consideration		$ 1,400,000
Aggregate cash payment agreed to pay		$ 229,000
Issuance of common stock pursuant to disposition | shares		39,052		39,052